INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic and foreign components of pretax income
Domestic	$ 56,651	$ 59,308	$ 68,649
Foreign	4,261	13,760	(5,600)
Earnings before income taxes	60,912	73,068	63,049
Current:
Federal	15,568	10,251	21,836
Foreign	559	806	500
State	863	1,455	1,665
Total current	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
Total deferred	(16)	7,493	(14,109)
Total provision for income taxes	16,974	20,005	9,892
Deferred tax assets:
Accrued customer promotions	1,920	1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349
Unrealized capital loss	6,401	6,566
Deferred tax assets, gross	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	55,806	48,747
Deferred tax liabilities:
Depreciation	35,103	32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	91,034	86,720
Net deferred tax liability	35,228	37,973
Benefits related to capital loss carryforwards	3,854
Benefits related to foreign subsidiary tax credit carryforwards	$ 841